Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 16,970	$ 11,554
Work-in-progress	3,904	2,646
Finished goods	2,945	1,993
Total inventories	23,819	16,193
Balance at beginning of the year	4,307	4,316	$ 3,890
Additional charges (written off), net	(25)	(9)	426
Balance at the end of the year	$ 4,282	$ 4,307	$ 4,316